Business, Basis of Presentation and Business Combinations (Details Textual)	1 Months Ended					12 Months Ended
	Apr. 28, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($)	Oct. 05, 2015 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Apr. 28, 2016 CAD CAD / shares	May 20, 2015 USD ($)
Business Acquisition [Line Items]
Stockholders' Equity, Reverse Stock Split						On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”).
Payments to Acquire Businesses, Gross						$ 0	$ 1,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset						0	664,000
Amortization of Intangible Assets			$ 174,000			664,707	$ 90,662
Business Combination, Contingent Consideration, Liability, Total						701,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						520,000
Trade Names [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						140,000
Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						810,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total					$ 2,400,000				$ 2,391,000
Payments to Acquire Businesses, Gross					1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred				$ 227,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High					$ 2,500,000
Business Combination Contingent Consideration Percentage					8.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset					$ 664,000	699,000
Business Combination Consideration Transferred Product Inventory					$ 500,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						790,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						80,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						720,000
Primsol Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total			$ 1,799,000
Payments to Acquire Businesses, Gross		$ 500,000
Business Combination, Consideration Transferred, Liabilities Incurred		142,000				1,892,000
Business Combination Consideration Transferred Inventory		102,000				102,000
Business Combination Consideration Transferred Product Inventory		40,000
Business Combination Consideration Transferred Work In Process Inventory						80,000
Primsol Business [Member] | Paid on April 1, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than July 01, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than September 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 250,000
Natesto [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total						10,500,000
Payments to Acquire Businesses, Gross	$ 2,000,000					5,400,000
Business Combination, Consideration Transferred, Liabilities Incurred						3,200,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset						$ 3,200,000
Finite-Lived Intangible Assets, Remaining Amortization Period						8 years
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	12,245,411
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2,000,000							CAD 2,534,800
Business Acquisition, Share Price | (per share)	$ 0.16							CAD 0.207
One Time Non-Refundable Payments	$ 37,500,000
Natesto [Member] | First Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	2,500,000
Sales Revenue Target	25,000,000
Natesto [Member] | Second Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	5,000,000
Sales Revenue Target	50,000,000
Natesto [Member] | Third Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	7,500,000
Sales Revenue Target	75,000,000
Natesto [Member] | Forth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	10,000,000
Sales Revenue Target	100,000,000
Natesto [Member] | Fifth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments	12,500,000
Sales Revenue Target	125,000,000
Natesto [Member] | Second Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	2,000,000
Natesto [Member] | Third Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 4,000,000